                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                                 (215) 988-2700



                                  June 30, 2000



VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: The Glenmede Fund, Inc. (the "Registrant") Registration Nos. 33-22884/811-5577
                           -------------------------------------------
Ladies and Gentlemen:

         On behalf of the Registrant and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, transmitted herewith for filing are supplements dated June 30, 2000 to the Registrant's Money Market and Bond Portfolios Prospectus and Registrant's Equity Portfolios Prospectus each dated February 28, 2000.

         If you have any questions about the enclosed, please call me at (215) 988-2699.



                                                        Very truly yours,

                                                        /s/ Nancy P. O'Hara
                                                        --------------------
                                                        Nancy P. O'Hara



Enclosure

cc: Michael P. Malloy

                             The Glenmede Fund, Inc.
                             The Glenmede Portfolios


                         Supplement dated June 30, 2000
                                       to
                   Money Market and Bond Portfolios Prospectus
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         The following replaces the sixth paragraph of the section "Management of the Portfolios-Investment Advisor."

         Stephen Mahoney, Vice President of the Advisor, is primarily responsible for the management of the Core Fixed Income Portfolio. Mr. Mahoney has been employed by the Advisor as a portfolio manager since January 1999. Prior to his employment with the Advisor in 1999, Mr. Mahoney had been a portfolio manager at 1838 Investment Advisors from 1997 to 1999, and an assistant portfolio manager at The Vanguard Group from 1995 to 1997.

                         Supplement dated June 30, 2000
                                       to
                          Equity Portfolios Prospectus
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.


         The Large Cap Value Portfolio has changed its benchmark index from the S&P 500 Index to the Russell 1000 Value Index, because the Advisor believes that this index more closely resembles the market capitalization of the securities the Large Cap Value Portfolio invests in. The Russell 1000 Value Index is an unmanaged market capitalization weighted total return index that measures the performance of the stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

         The table on page 11 under "RISK/RETURN SUMMARY-The Portfolios' Average Annual Total Returns for the Periods Ended December 31, 1999" for the Large Cap Value Portfolio is revised as follows:

 -----------------------------------------------------------------------------------------------
                                       Past 1 Year       Past 5 Years             Since
                                                                             January 4, 1993
 -----------------------------------------------------------------------------------------------
 Large Cap Value Portfolio               4.94%              19.47%                16.46%

 -----------------------------------------------------------------------------------------------
 Russell 1000 Value Index                7.35%              23.07%                18.44%

 -----------------------------------------------------------------------------------------------
 S&P 500 Index                          21.03%              28.54%                21.61%

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 Lipper Multi-Cap Core Index            20.77%              23.58%                16.05%

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 Russell 1000 Index                     20.91%              28.05%                21.12%
 -----------------------------------------------------------------------------------------------